Statement of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 3,040	$ 2,631
Cash and cash equivalents	1,123	1,112
Restricted cash	61	35
Receivables	558	351
Trade	103	46
Recoverable taxes, rebates, levies and duties	229	170
Other	226	135
Inventories	1,093	959
Materials on the leach pad	119	98
Deferred taxation assets	85	75
Assets held for sale	1	1
Property, plant and equipment, net	7,216	6,123
Acquired properties, net	764	779
Goodwill and other intangibles, net	279	213
Other long-term inventory	174	31
Materials on the leach pad	430	393
Other long-term assets	1,248	1,001
Deferred taxation assets	87	14
Total assets	13,238	11,185
LIABILITIES AND EQUITY
Current liabilities	1,685	919
Accounts payable and other current liabilities	846	779
Short-term debt	57	30
Short-term debt at fair value	656	2
Tax payable	126	108
Other non-current liabilities	64	63
Long-term debt	2,737	1,715
Long-term debt at fair value	0	758
Derivatives	28	93
Deferred taxation liabilities	1,452	1,242
Provision for environmental rehabilitation	713	653
Provision for labor, civil, compensation claims and settlements	369	35
Provision for pension and other post-retirement medical benefits	204	185
Commitments and contingencies	0	0
Equity	5,986	5,522
Share capital - 600,000,000 (2011 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 382,803,514 (2011 - 381,915,437). E ordinary shares issued 2012 - 1,050,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,784	8,740
Accumulated deficit	(2,010)	(2,575)
Accumulated other comprehensive income	(899)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,924	5,382
Noncontrolling interests	62	140
Total liabilities and equity	$ 13,238	$ 11,185